SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
(the "Fund")

Supplement Dated May 15, 2024
to the Class F Shares Prospectus, dated January 31, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Multi-Asset Income Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Barings LLC	Douglas Trevallion, II	Since 2024	Head of Global Securitized Credit
	Yulia Alekseeva	Since 2024	Head of Securitized Research

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Asset Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Barings LLC: Barings LLC (Barings), located at 300 S. Tryon Street, Suite 2500, Charlotte, North Carolina 28202, serves as a Sub-Adviser to the Multi-Asset Income Fund. A team of investment professionals manages the portion of the Multi-Asset Income Fund's assets allocated to Barings. Douglas Trevallion, II serves as the Head of Global Securitized Research at Barings and has been in this role since 2018. Yulia Alekseeva serves as the Head of Securitized Research at Barings. Prior to re-joining the firm in 2019, Ms. Alekseeva was employed at Canada Pension Plan Investment Board as a Principal in the Structured Credit department.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1515 (05/24)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
(the "Fund")

Supplement Dated May 15, 2024
to the Class Y Shares Prospectus, dated January 31, 2024, as amended on April 5, 2024
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Barings LLC	Douglas Trevallion, II	Since 2024	Head of Global Securitized Credit
	Yulia Alekseeva	Since 2024	Head of Securitized Research

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Asset Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Barings LLC: Barings LLC (Barings), located at 300 S. Tryon Street, Suite 2500, Charlotte, North Carolina 28202, serves as a Sub-Adviser to the Multi-Asset Income Fund. A team of investment professionals manages the portion of the Multi-Asset Income Fund's assets allocated to Barings. Douglas Trevallion, II serves as the Head of Global Securitized Research at Barings and has been in this role since 2018. Yulia Alekseeva serves as the Head of Securitized Research at Barings. Prior to re-joining the firm in 2019, Ms. Alekseeva was employed at Canada Pension Plan Investment Board as a Principal in the Structured Credit department.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1516 (05/24)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
(the "Fund")

Supplement Dated May 15, 2024
to the Statement of Additional Information, dated January 31, 2024, as amended on April 16, 2024 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

On the cover page of the SAI, "Barings LLC" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

BARINGS LLC—Barings LLC ("Barings") serves as a Sub-Adviser to a portion of the assets of the Multi-Asset Income Fund. Barings is a leading provider of investment advice to institutional clients, registered investment companies, and other pooled investment vehicles. Barings and its predecessor organizations have been providing investment advice since 1940. As of December 31, 2023, Barings and its subsidiaries managed a total of $382 billion in client assets. Barings, a Delaware limited liability company, is an indirect, wholly owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"). It has been registered as an investment adviser with the U.S. Securities and Exchange Commission ("SEC") since November 1, 1940.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Barings

Compensation. SIMC pays Barings a fee based on the assets under management of the Multi-Asset Income Fund as set forth in an investment sub-advisory agreement between Barings and SIMC. Barings pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Asset Income Fund. The following information relates to the period ended March 31, 2024.

Compensation packages at Barings are structured such that key professionals have a vested interest in the continuing success of each firm. Portfolio managers' compensation is comprised of base salary, and a discretionary, performance-driven annual bonus. Certain key individuals may also receive a long-term incentive award and/or a performance fee award. As part of each firm's continuing effort to monitor retention, Barings participates in annual compensation surveys of investment management firms and subsidiaries to ensure that Barings' compensation is competitive with industry standards.

The base salary component is generally positioned at mid-market. Increases are tied to market, individual performance evaluations and budget constraints.

Portfolio managers may receive a yearly bonus. Factors impacting the potential bonuses include but are not limited to: i) investment performance of funds/accounts managed by a portfolio manager, ii) financial performance of Barings, iii) client satisfaction, and iv) teamwork.

Long-term incentives are designed to share the long-term success of the firm and take the form of deferred cash awards, which may include an award that resembles phantom restricted stock; linking the value of the award to a formula which includes Barings' overall earnings. A voluntary separation of service will result in a forfeiture of unvested long-term incentive awards.

Ownership of Fund Shares. As of March 31, 2024, Barings' portfolio managers did not beneficially own any shares of the Multi-Asset Income Fund.

Other Accounts. As of March 31, 2024, in addition to the Multi-Asset Income Fund, Barings' portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Douglas Trevallion, II	5	$1,849	1	$0.09	29	$21,954
Yulia Alekseeva	8	$2,208	1	$0.09	29	$21,954

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. The potential for material conflicts of interest may exist when a portfolio manager has responsibilities for the day-to-day management of multiple accounts. These conflicts may be heightened to the extent a portfolio manager, Barings, and/or an affiliate has an investment in one or more of such accounts or an interest in the performance of one or more such accounts. Barings has identified (and summarized below) areas where material conflicts of interest are most likely to arise, and have adopted policies and procedures that it believes are reasonably designed to address such conflicts.

It is possible that an investment opportunity may be suitable for both a fund and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a fund and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a fund because the account pays Barings a performance-based fee or the portfolio manager, Barings, or an affiliate has an interest in the account. Barings has adopted an investment allocation policy and trade allocation procedures to address allocation of portfolio transactions and investment opportunities across multiple clients. These policies are designed to achieve fair and equitable treatment of all clients over time, and specifically prohibit allocations based on performance of an account, the amount or structure of the management fee, performance fee or profit sharing allocations, participation or investment by an employee, Barings, or an affiliate, and whether the account is public, private, proprietary or third party.

Potential material conflicts of interest may also arise related to the knowledge and timing of a fund's trades, investment opportunities and broker selection. Portfolio managers may have information about the size, timing and possible market impact of a fund's trades. It is theoretically possible that portfolio managers could use this information for their personal advantage and/or the advantage of other accounts they manage, or to the possible detriment of a fund. For example, a portfolio manager could front run a fund's trade or short sell a security for an account immediately prior to a fund's sale of that security. To address these conflicts, Barings has adopted policies and procedures governing employees' personal securities transactions, the use of short sales, and trading between the fund and other accounts managed by the portfolio manager or accounts owned by Barings or its affiliates.

With respect to securities transactions for the fund, Barings determines which broker to use to execute each order, consistent with their duty to seek best execution of the transaction. Barings manages certain other accounts, however, where Barings may be limited by the client with respect to the selection of brokers or directed to trade such client's transactions through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Placing separate transaction orders for a security may temporarily affect the market price of the security or otherwise affect the execution of the transaction to the possible detriment of a fund or the other account(s) involved. Barings has policies and procedures that address best execution and directed brokerage.

A portfolio manager may also face other potential conflicts of interest in managing a fund, and the above is not a complete description of every conflict of interest that could be deemed to exist in managing both a fund and the other accounts listed above.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1517 (05/24)